Shares of Common Stock Outstanding (Detail) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Capital Unit [Line Items]
Balance, beginning of year	8,381	8,376	8,668
Issued	105	147	155
Repurchased	(158)	(142)	(447)
Balance, end of year	8,328	8,381	8,376